[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 JOINT PROSPECTUS

Supplement to the Prospectus dated May 1, 1998

   The investments for each Portfolio are managed by the same portfolio manager(s) who manages one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios and are offered by means of separate prospectuses. You should be aware that the Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolios may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 BALANCED PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 BALANCED PORTFOLIO
 (FOR QUALIFIED PLANS)

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 GUARDIAN PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 GROWTH PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 LIMITED MATURITY BOND PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 LIQUID ASSET PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 MID-CAP GROWTH PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 PARTNERS PORTFOLIO

Supplement to the Prospectus dated May 1, 1998

   The investments for the Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio and are offered by means of separate prospectuses. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolio may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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

[Neuberger&Berman LOGO]
 ADVISERS MANAGEMENT TRUST(SM)
 PARTNERS AND LIMITED MATURITY BOND PORTFOLIOS

Supplement to the Prospectus dated May 1, 1998

   The investments for each Portfolio are managed by the same portfolio managers who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios and are offered by means of separate prospectuses. You should be aware that the Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and certain tax matters. Accordingly, the portfolio holdings and performance of the Portfolios may vary from those of the other mutual funds.

                 The date of this Supplement is July 15, 1998.

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


                             DECHERT PRICE & RHOADS
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                 July 16, 1998



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re: Neuberger&Berman Advisers Management Trust File No. 002-88566 and 811-4255

Dear Sir or Madam:

         Pursuant to Rule 497(e) under the Securities Act of 1933, as amended ("1933 Act"), attached for filing via the EDGAR system is a supplement to the Prospectus for The Advisers Management Trust.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3358 or Gina Christopher at (202) 261-3359 if you have any questions.


                                   Sincerely,



                                   Jeffrey S. Puretz


cc: Larry Stoller
(w/o attachment)